Cover	May 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-43272
Entity Registrant Name	Shreya Acquisition Group
Entity Central Index Key	0002083452
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	244 Fifth Avenue
Entity Address, Address Line Two	Suite #1836
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(230)
Local Phone Number	211-6242
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	SAGUU
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SAGU
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share
Trading Symbol	SAGUW
Security Exchange Name	NYSE
Rights to receive one-fourth (¼th) of one Class A ordinary share
Title of 12(b) Security	Rights to receive one-fourth (¼th) of one Class A ordinary share
Trading Symbol	SAGUR
Security Exchange Name	NYSE